UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
           --------------------------------------------------

Form 13F File Number:  028-13625
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cato Brahde
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/Cato Brahde            Isle of Man         August 11, 2010
       -------------------  ----------------------  --------------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             37
                                               -------------

Form 13F Information Table Value Total:           $543,989
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE




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

           COLUMN 1             COLUMN 2         COLUMN 3  COLUMN 4  COLUMN 5               COLUMN 6   COLUMN 7        COLUMN 8
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                                                                                                                  VOTING AUTHORITY
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                                TITLE OF                    VALUE    SHRS OR    SH/  PUT/   INVESTMENT OTHER     SOLE   SHARED  NONE
       NAME OF ISSUER           CLASS            CUSIP      (X$1000) PRN AMT   PRN   CALL   DISCRETION MANAGER
------------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE PETROLEUM NETW    SHS              Y0017S102   13,910   696,200   SH           SOLE               696,200
AMERICAN ELEC PWR INC           COM              025537101   10,094   312,500   SH           SOLE               312,500
ARCHER DANIELS MIDLAND CO       COM              039483102   17,351   672,000   SH           SOLE               672,000
BALTIC TRADING LIMITED          COM              Y0553W103    2,399   211,000   SH           SOLE               211,000
BHP BILLITON PLC                SPONSORED ADR    05545E209    2,778   54,000    SH           SOLE                54,000
CAMERON INTERNATIONAL CORP      COM              13342B105   18,940   582,400   SH           SOLE               582,400
CARNIVAL CORP                   PAIRED CTF       143658300   67,188 2,221,835   SH           SOLE             2,221,835
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH  167250109    5,553   295,200   SH           SOLE               295,200
CORE LABORATORIES N V           COM              N22717107    8,347   113,100   SH           SOLE               113,100
DIANA SHIPPING INC              COM              Y2066G104   20,638 1,832,824   SH           SOLE             1,832,824
ENSCO PLC                       SPONSORED ADR    29358Q109   16,078   409,306   SH           SOLE               409,306
EOG RES INC                     COM              26875P101   14,195   144,300   SH           SOLE               144,300
FLUOR CORP NEW                  COM              343412102    3,604   84,800    SH           SOLE                84,800
FRONTIER OIL CORP               COM              35914P105    9,012   670,000   SH           SOLE               670,000
GENERAL MARITIME CORP NEW       SHS              Y2693R101    5,902   977,120   SH           SOLE               977,120
GULFMARK OFFSHORE INC           CL A NEW         402629208   18,416   702,900   SH           SOLE               702,900
HALLIBURTON CO                  COM              406216101   30,896 1,258,500   SH           SOLE             1,258,500
HELMERICH & PAYNE INC           COM              423452101    4,791   131,200   SH           SOLE               131,200
JA SOLAR HOLDINGS CO LTD        SPON ADR         466090107    4,234   912,500   SH           SOLE               912,500
KNIGHTSBRIDGE TANKERS LTD       ORD              G5299G106   18,173 1,033,149   SH           SOLE             1,033,149
NABORS INDUSTRIES LTD           SHS              G6359F103   14,561   826,400   SH           SOLE               826,400
NOBLE CORPORATION BAAR          NAMEN -AKT       H5833N103   12,889   417,000   SH           SOLE               417,000
NRG ENERGY INC                  COM NEW          629377508    9,354   441,000   SH           SOLE               441,000
PARAGON SHIPPING INC            CL A             69913R309    7,135 1,993,100   SH           SOLE             1,993,100
PETROCHINA CO LTD               SPONSORED ADR    71646E100    8,537    77,800   SH           SOLE                77,800
PETROHAWK ENERGY CORP           COM              716495106    4,399   259,200   SH           SOLE               259,200
PRIDE INTL INC DEL              COM              74153Q102   21,768   974,400   SH           SOLE               974,400
SHIP FINANCE INTERNATIONAL L    SHS              G81075106   28,526 1,595,400   SH           SOLE             1,595,400
SMITH INTL INC                  COM              832110100   37,371   992,600   SH           SOLE               992,600
SUNCOR ENERGY INC NEW           COM              867224107   38,934 1,322,500   SH           SOLE             1,322,500
SUNPOWER CORP                   COM CL A         867652109    6,340   524,000   SH           SOLE               524,000
TALISMAN ENERGY INC             COM              87425E103    8,501   560,000   SH           SOLE               560,000
TEEKAY CORPORATION              COM              Y8564W103   19,627   749,975   SH           SOLE               749,975
TESCO CORP                      COM              88157K101    7,103   578,385   SH           SOLE               578,385
TSAKOS ENERGY NAVIGATION LTD    SHS              G9108L108   11,983   845,695   SH           SOLE               845,695
USEC INC                        COM              90333E108    4,708   989,000   SH           SOLE               989,000
VALERO ENERGY CORP NEW          COM              91913Y100    9,754   542,500   SH           SOLE               542,500

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